FEBRUARY 29, 2024 (UNAUDITED) :: BITCOIN & ETHER EQUAL WEIGHT STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETE
::
Investments
Principal
Amount Value
Short-Term Investments — 50 .9%
Repurchase Agreements (a) — 50 .9%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $2,893,288
(Cost $2,892,862) $ 2,892,862 $ 2,892,862
Total Investments — 50.9%
(Cost $2,892,862) 2,892,862
Other assets less liabilities — 49.1% 2,790,253
Net Assets — 100.0% $ 5,683,115
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Equal Weight Strategy ETF had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 8 3/28/2024 U.S. Dollar $ 2,510,400 $ 300,769
CME Ether 16 3/28/2024 U.S. Dollar 2,755,200 198,148
CME Micro Bitcoin 40 3/28/2024 U.S. Dollar 251,040 17,863
CME Micro Ether 123 3/28/2024 U.S. Dollar 42,361 (77)
$ 516,703

BITCOIN & ETHER MARKET CAP WEIGHT STRATEGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BETH
::
Investments
Principal
Amount Value
Short-Term Investments — 71 .5%
Repurchase Agreements (a) — 71 .5%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $4,175,606
(Cost $4,174,992) $ 4,174,992 $ 4,174,992
Total Investments — 71.5%
(Cost $4,174,992) 4,174,992
Other assets less liabilities — 28.5% 1,666,009
Net Assets — 100.0% $ 5,841,001
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight Strategy ETF had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 13 3/28/2024 U.S. Dollar $ 4,079,400 $ 652,704
CME Ether 8 3/28/2024 U.S. Dollar 1,377,600 155,101
CME Micro Bitcoin 25 3/28/2024 U.S. Dollar 156,900 (207)
CME Micro Ether 150 3/28/2024 U.S. Dollar 51,660 5,787
$ 813,385

FEBRUARY 29, 2024 (UNAUDITED) :: BITCOIN STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITO
::
Investments
Principal
Amount Value
Short-Term Investments — 69.3%
Repurchase Agreements (a) — 31.8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $840,548,933
(Cost $840,425,297) $ 840,425,297 $ 840,425,297
U.S. Treasury Obligations — 37.5%
U.S. Treasury Bills
5.29%, 5/9/2024 (b)
(Cost $989,985,417)
1,000,000,000 989,942,290
Total Short-Term Investments
(Cost $1,830,410,714) 1,830,367,587
Total Investments — 69.3%
(Cost $1,830,410,714) 1,830,367,587
Other assets less liabilities — 30.7% 812,074,448
Net Assets — 100.0% $ 2,642,442,035
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b) The rate shown was the current yield as of February 29, 2024.
Futures Contracts Purchased
Bitcoin Strategy ETF had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 3,792 3/28/2024 U.S. Dollar $ 1,189,929,600 $ 397,170,602
CME Bitcoin 4,266 4/26/2024 U.S. Dollar 1,352,002,050 208,990,658
$ 606,161,260
Swap Agreements
Bitcoin Strategy ETF had the following open non-exchange traded total return swap agreements as of February 29, 2024:
Notional
Amount
($)
Termination
Date
a
Counterparty
Rate Paid
(Received)
b
Reference Instrument
Value and
Unrealized
Appreciation
($)
34,609,427 3/6/2024 Societe Generale 1.00%
S&P CME Bitcoin Futures
Index 10,452,894
34,609,427 10,452,894
Total Unrealized
Appreciation
10,452,894
a
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b
Reflects the floating financing rate, as of February 29, 2024, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

ETHER STRATEGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

EETH
::
Investments
Principal
Amount Value
Short-Term Investments — 65 .0%
Repurchase Agreements (a) — 65 .0%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $35,658,004
(Cost $35,652,760) $ 35,652,760 $ 35,652,760
Total Investments — 65.0%
(Cost $35,652,760) 35,652,760
Other assets less liabilities — 35.0% 19,226,580
Net Assets — 100.0% $ 54,879,340
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Purchased
Ether Strategy ETF had the following open long futures contracts as of February 29, 2024:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Ether 316 3/28/2024 U.S. Dollar $ 54,415,200 $ 6,358,747

FEBRUARY 29, 2024 (UNAUDITED) :: SHORT BITCOIN STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

BITI
::
Investments
Principal
Amount Value
Short-Term Investments — 76 .2%
Repurchase Agreements (a) — 76 .2%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $61,166,328
(Cost $61,157,333) $ 61,157,333 $ 61,157,333
Total Investments — 76.2%
(Cost $61,157,333) 61,157,333
Other assets less liabilities — 23.8% 19,093,329
Net Assets — 100.0% $ 80,250,662
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short Bitcoin Strategy ETF had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 255 3/28/2024 U.S. Dollar $ 80,019,000 $ (12,607,132)

SHORT ETHER STRATEGY ETF :: FEBRUARY 29, 2024 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST

SETH
::
Investments
Principal
Amount Value
Short-Term Investments — 75 .8%
Repurchase Agreements (a) — 75 .8%
Repurchase Agreements with
various counterparties, rates
5.2% - 5.3%, dated 2/29/2024,
due 3/1/2024, total to be
received $776,273
(Cost $776,157) $ 776,157 $ 776,157
Total Investments — 75.8%
(Cost $776,157) 776,157
Other assets less liabilities — 24.2% 248,108
Net Assets — 100.0% $ 1,024,265
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
Futures Contracts Sold
Short Ether Strategy ETF had the following open short futures contracts as of February 29, 2024:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Ether 5 3/28/2024 U.S. Dollar $ 861,000 $ (97,052)
CME Micro Ether 463 3/28/2024 U.S. Dollar 159,457 (8,017)
$ (105,069)

NOTES TO FINANCIAL STATEMENTS :: FEBRUARY 29, 2024 (UNAUDITED) :: 7
PROSHARES TRUST
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.
On February 29, 2024, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 29, 2024 as follows:
Fund Name
A
Bank of America
Securities,
Inc.,  5.3%,
dated
02/29/2024 due
03/01/2024
(a)
Barclays Capital,
Inc.,  5.2%,
dated
02/29/2024 due
03/01/2024
(b)
Barclays Capital,
Inc.,  5.28%,
dated
02/29/2024 due
03/01/2024
(c)
BNP Paribas
Securities Corp.,
5.3%, dated
2/29/2024 due
03/01/2024
(d)
ING Financial
Markets LLC,
5.3%, dated
02/29/2024 due
03/01/2024
(e)
Total
Bitcoin & Ether Equal Weight Strategy ETF
...........
$ 437,597
$ 63,650 $ 251,370 $ 1,511,698 $ 628,547 $ 2,892,862
Bitcoin & Ether Market Cap Weight Strategy ETF
.......
631,541
91,861 362,778 2,181,689 907,123 4,174,992
Bitcoin Strategy ETF
..........................
127,129,207
18,491,521 73,027,176 439,173,623 182,603,770 840,425,297
Ether Strategy ETF
...........................
5,393,111
784,453 3,097,980 18,630,747 7,746,469 35,652,760
Short Bitcoin Strategy ETF
......................
9,251,130
1,345,619 5,314,151 31,958,447 13,287,986 61,157,333
Short Ether Strategy ETF
.......................
117,414
17,077 67,446 405,571 168,649 776,157
$ 142,960,000 $ 20,794,181 $ 82,120,901 $ 493,861,775 $ 205,342,544 $ 945,079,401
(a) U.S. Treasury Bonds, 0% to 4.75%, due 8/15/2033 to 8/15/2048; U.S. Treasury Notes, 0.13% to 4.88%, due 8/31/2024 to 1/15/2030, which had an aggregate value at the Trust level of $561,000,000.
(b) U.S. Treasury Notes, 4.88%, due 10/31/2030, which had an aggregate value at the Trust level of $81,600,038.
(c) U.S. Treasury Notes, 3.63% to 4.88%, due 5/31/2028 to 10/31/2030 , which had an aggregate value at the Trust level of $322,256,847.
(d) U.S. Treasury Bills, 0%, due 5/14/2024 to 8/8/2024; U.S. Treasury Bonds, 0% to 6.75%, due 1/15/2025 to 8/15/2052; U.S. Treasury Notes,
0.13% to 5.25%, due 4/30/2024 to 7/15/2031, which had an aggregate value at the Trust level of $1,938,000,138.
(e) Federal Home Loan Banks, 0%, due 3/28/2024 to 11/1/2024; U.S. Treasury Bills, 0%, due 4/2/2024 to 10/31/2024; U.S. Treasury Bonds,
1.88% to 4.38%, due 2/15/2041 to 5/15/2049; U.S. Treasury Notes, 0.25% to 4.63%, due 1/31/2025 to 2/15/2034, which had an aggregate value at the Trust level of $805,801,009.